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                                                                     May 2, 1997


Via EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

     Re:   Allmerica Investment Trust (the "Trust")
           File Nos. 2-94067/811-4138
           ---------------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), please accept this letter as certification that each of the seven prospectuses and the statement of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 33 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which Amendment was filed electronically on April 28, 1997 and became effective on May 1,1997 pursuant to Rule 485(b) of the Act.

     If you have any questions, please call the undersigned at (508) 855-4013.

     Please return an electronic transmittal as evidence of your receipt of this filing.


                                        Very truly yours,

                                        /s/ George M. Boyd
                                        George M. Boyd
                                        Counsel


cc:  T. Cunningham
     P. MacDougall, Esq.
     R. Reilly